Initial Public Offering	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Montes Archimedes Acquisition Corp.
Initial Public Offering

Note 3—Initial Public Offering

On October 9, 2020, the Company consummated its Initial Public Offering of 40,000,000 Units at $10.00 per Unit, generating gross proceeds of $400.0 million, and incurring offering costs of approximately $22.1 million (net of reimbursement of offering costs of $520,000 from the underwriters), inclusive of $14.0 million in deferred underwriting commissions. The Underwriters exercised the over-allotment option in full and on November 12, 2020 purchased an additional 1,071,823 Over-Allotment Units, generating gross proceeds of approximately $10.7 million, and incurred additional offering costs of approximately $576,000 in underwriting fees (net of reimbursement of offering costs of approximately $14,000 from the underwriters and inclusive of approximately $375,000 in deferred underwriting fees).

Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).

Note 4—Initial Public Offering

On October 9, 2020, the Company consummated its Initial Public Offering of 40,000,000 Units at $ 10.00 per Unit, generating gross proceeds of $400.0 million, and incurring offering costs of approximately $22.1 million (net of reimbursement of offering costs of $520,000 from the underwriters), inclusive of $14.0 million in deferred underwriting commissions. The Underwriters exercised the over-allotment option in part and on November 12, 2020 purchased an additional 1,071,823 Over-Allotment Units, generating gross proceeds of approximately $10.7 million, and incurred additional offering costs of approximately $576,000 in underwriting fees (net of reimbursement of offering costs of approximately $14,000 from the underwriters and inclusive of approximately $375,000 in deferred underwriting fees).

Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $ 11.50 per share, subject to adjustment (see Note 7).